Segment Geographical Information And Major Customers	12 Months Ended
Dec. 31, 2024
Segment Geographical Information And Major Customers [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

NOTE 15 - SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

A.	General information

Since inception date, the operation of the Company is conducted through one operating segment, the optimization technology for video and photo compression, which represents a single reporting unit. This activity also represents the reportable segment of the Group.

The Company manages its business activities on a consolidated basis and operates in one reportable segment, video technology and image science software solutions. The accounting policies of this segment are the same as those described in Note 2V above.

The Company’s executive management is the CODM, which uses the net loss, as reported in the Consolidated Statements of Operations and Comprehensive Loss, in evaluating the performance of the Company and determining how to allocate resources of the Company as a whole, including investing in product development.

B.	Revenue by geographic region is as follows:

	Year ended December 31
	2024	2023	2022

United States	$2,132	$2,089	$2,134
Israel	41	66	22
Rest of the world	891	754	707
	$3,064	$2,909	$2,863

Revenue was attributed to countries based on customer location.

C.	Long-lived assets, net, by geographic areas:

	As of December 31,
	2024	2023

Israel	$40	$14
Other	3	5
	$43	$19

Such balance is comprised of property and equipment that are attributed to the geographic area in which they are located or originated, as applicable.

D.	Major customers

During the years ended December 31, 2024, 2023 and 2022, the Company had one customer which accounted for 27% 26% and 26% of the Company’s total revenue, respectively. In addition, the Company had three and four customers, which accounted for in aggregate 62% and 81% of the Company’s total trade receivables as of December 31, 2024 and 2023, respectively.

E.	Major product lines and services and timing of revenue recognition

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Software license:
Perpetual based software license - transferred at a point of time	$802	$886	$1,068
Term-based software license - transferred at a point of time	1,995	1,844	1,630
Total software license (*)	$2,797	$2,730	$2,698
PCS services transferred over a period of time	128	120	123
Web advertising at a point of time upon clicks	139	59	42
	$3,064	$2,909	$2,863

(*)	Revenue recognized from sales-based software license was $46, $53 and $48 during the years ended December 31, 2024, 2023 and 2022, respectively (see also Note 2M).